Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Change in non-cash working capital
Accounts receivable	$ (8,442)	$ (7,316)	$ 19,580	$ (8,722)
Accounts payable and accrued liabilities	437	999	(8,622)	(5,600)
Other	(863)	(392)	(1,050)	(128)
Total change in non-cash working capital	$ (8,868)	$ (6,709)	$ 9,908	$ (14,450)